Michael W. Stockton

Secretary

The Income Fund of America

Steuart Tower

1 Market Street, Suite 2000

San Francisco, California 94105

Mailing address:

P.O. Box 7650

San Francisco, California 94120-7650

mws@capgroup.com

October 6, 2014

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Income Fund of America

File Nos. 811-01880 and 002-33371

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on September 30, 2014 of Registrant's Post-Effective Amendment No. 79 under the Securities Act of 1933 and Amendment No. 60 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton